CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Summary of Condensed Balance Sheets of the Parent Company (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 414,634	$ 60,116	¥ 567,204	¥ 1,063,900
Short-term investments	212,003	30,738	380,052
Amounts due from the group companies	202	29	2,532
Prepaid expenses and other current assets	362,065	52,494	430,717
Total current assets	1,212,513	175,798	1,705,136
Non-current assets:
Long-term Investments	414,325	60,071	381,401
Total non-current assets	679,898	98,576	644,834
Total assets	1,892,411	274,374	2,349,970
Current liabilities
Other payables and accruals	145,527	21,099	202,786
Total liabilities	536,511	77,786	871,455
Shareholders' equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2021 and 2022; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2021 and 2022; 1,196,575,392 and 1,068,437,352 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2021 and 2022, respectively)	70	10	70
Additional paid-in capital	7,333,144	1,063,206	7,342,344
Accumulated other comprehensive (loss)/income	(63,113)	(9,151)	15,664
Less: Treasury stock (12,255,830 and 140,393,870 shares as of December 31, 2021 and 2022, respectively)	(98,709)	(14,311)	(44,228)
Accumulated deficit	(5,958,666)	(863,925)	(5,818,645)
Total shareholders' equity	1,355,900	196,588	1,478,515	¥ 1,314,868	¥ 1,464,659
Total liabilities and shareholders' equity	1,892,411	$ 274,374	2,349,970
Parent Company [Member]
Current assets:
Cash and cash equivalents	65,363		8,678
Short-term investments	70,125		195,679
Amounts due from the group companies	161,124		110,729
Prepaid expenses and other current assets	1,516		4,113
Total current assets	298,128		319,199
Non-current assets:
Long-term Investments	39,817		46,562
Investment in subsidiaries and VIEs	1,020,937		1,114,353
Total non-current assets	1,060,754		1,160,915
Total assets	1,358,882		1,480,114
Current liabilities
Other payables and accruals	3,852		2,218
Total liabilities	3,852		2,218
Shareholders' equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2021 and 2022; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2021 and 2022; 1,196,575,392 and 1,068,437,352 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2021 and 2022, respectively)	70		70
Additional paid-in capital	7,332,098		7,342,344
Accumulated other comprehensive (loss)/income	91,498		(42,645)
Less: Treasury stock (12,255,830 and 140,393,870 shares as of December 31, 2021 and 2022, respectively)	(98,709)		(44,228)
Accumulated deficit	(5,969,927)		(5,777,645)
Total shareholders' equity	1,355,030		1,477,896
Total liabilities and shareholders' equity	¥ 1,358,882		¥ 1,480,114